Financial Instruments (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Long-Term Debt, Carrying Amount	$ 2,369,880	$ 2,413,335
Fair Value, Inputs, Level 2 [Member]
Long-Term Debt, Fair Value	235,273
Long-Term Debt, Carrying Amount	233,017
Fair Value, Inputs, Level 1 [Member]
Long-Term Debt, Fair Value	296,191
Long-Term Debt, Carrying Amount	$ 293,186